Restructuring and Integration - Schedule of Company's Resource Alignment Program (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Restructuring Cost and Reserve
Restructuring reserve	$ 23	$ 42	$ 36
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	11	67
Payments for restructuring	(30)	(61)
Employee Termination Benefits | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	8	12
Payments for restructuring	(8)	(20)
Restructuring reserve	1	1	9
Facilities Costs | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	3	26
Payments for restructuring	(20)	(14)
Restructuring reserve	22	39	27
Other Charges | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	0	29
Payments for restructuring	(2)	(27)
Restructuring reserve	$ 0	$ 2	$ 0